Cover	Sep. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2026
Entity File Number	001-43129
Entity Registrant Name	SHARONAI HOLDINGS INC.
Entity Central Index Key	0002068385
Entity Tax Identification Number	41-2349750
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	745 Fifth Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10151
City Area Code	(347)
Local Phone Number	212-5075
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Common Stock, $0.0001 par value
Trading Symbol	SHAZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false